Long-term bank loans - Part IV (Details Narrative) - USD ($)	4 Months Ended	7 Months Ended	12 Months Ended
	Apr. 30, 2024	Aug. 01, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Asset Acquisition [Line Items]
Cash and Cash Equivalents, at Carrying Value			$ 425,066,000	$ 227,481,000	$ 269,754,000
Debt Instrument, Covenant Compliance			As of December 31, 2024, the Company was in compliance with the applicable financial and other covenants contained in its bank loan agreements and lease financings described in Note 7
Long-Term Debt, Weighted Average Interest Rate, at Point in Time			6.48%	5.13%	3.21%
Debt Instrument, Unused Borrowing Capacity, Fee			$ 43,000	$ 27,000	$ 7,000
Gain on hedging instrument			0	659,000	9,474,000
Minimum liquidity, not legally restricted [Member]
Asset Acquisition [Line Items]
Cash and Cash Equivalents, at Carrying Value			75,500,000	58,000,000
Minimum liquidity, legally restricted [Member]
Asset Acquisition [Line Items]
Restriced cash and cash equivalents, current and non-current			$ 15,814,000	34,269,000
Eagle Share Lending Agreement [Member]
Asset Acquisition [Line Items]
Exchanged stock issued			1,341,584
Eagle loaned shares			511,840
Long-Term Debt [Member]
Asset Acquisition [Line Items]
Deferred Debt Issuance Cost, Writeoff			$ 1,058,000	3,549,000	2,192,000
Expenses on debt prepayments			86,000	$ 2,259,000	$ 3,218,000
Eagle Merger [Member]
Asset Acquisition [Line Items]
Debt instrument, repayment amount			$ 375,500,000
Common stocks issued		5,971,284
Exchanged stock issued		1,341,584
Eagle Merger [member] | Convertible Notes [Member]
Asset Acquisition [Line Items]
Principal amount	$ 1,000	$ 1,000
Debt Instrument, Interest Rate, Stated Percentage	5.00%
Debt Instrument, Maturity Date	Aug. 01, 2024
Common Stock, Terms of Conversion		86.0801